Income Tax - Schedule of Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 30, 2024
Deferred tax assets:
Tax loss carryforwards	$ 72,704	$ 50,070
Intangible assets	687
Inventory		439
Property and equipment, net	2,310
Research and development	4,104	3,719
Stock based compensation	524
Employee and payroll accrued expenses	677	443
Operating lease liabilities	1,100	1,022
Other	743	425
Total deferred tax assets	82,849	56,118
Right of use assets	(822)	(896)
Property and equipment, net	(405)
Intangible assets	(12,916)	(15,131)
Total deferred tax liabilities	(14,143)	(16,027)
Deferred tax assets, net	68,706	40,091
Less valuation allowance for deferred tax assets	(68,706)	(40,091)	$ (40,091)
Deferred tax assets